Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash	$ 906,994	$ 1,412,901
Prepaid and other expenses	327,178	217,566
Total current assets	1,234,172	1,630,467
Investments held in Trust Account	173,197,766	172,738,705
Total assets	174,431,938	174,369,172
Current liabilities:
Accounts payable	58,858	27,750
Accrued expenses	2,849,250	26,711
Franchise tax payable	99,370	83,836
Income tax payable		32,523
Total current liabilities	3,007,478	170,820
Deferred underwriting commissions	6,037,500	6,037,500
Total liabilities	9,044,978	6,208,320
Commitments and Contingencies
Class A common stock, $0.0001 par value; 16,038,695 and 16,316,085 shares subject to possible redemption at $10.00 per share at September 30, 2020 and December 31, 2019, respectively	160,386,950	163,160,850
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	7,741,240	4,967,368
Retained earnings (Accumulated deficit)	(2,741,782)	32,110
Total stockholders' equity	5,000,010	5,000,002
Total liabilities and stockholders' equity	174,431,938	174,369,172
Class A Common Stock
Stockholders' equity:
Common stock value	121	93
Total stockholders' equity	121	93
Class B Common Stock
Stockholders' equity:
Common stock value	431	431
Total stockholders' equity	$ 431	$ 431